INVENTORY (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory net of reserve	$ 80,000	$ 80,000	$ 150,000